CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Preferred Stock Series Seed Preferred Stock [member]	Preferred Stock Series X Preferred Stock	Preferred Stock	Common Stock Series Seed Preferred Stock [member]	Common Stock Series X Preferred Stock	Common Stock	Additional Paid-in Capital Series Seed Preferred Stock [member]	Additional Paid-in Capital Series X Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Series X Preferred Stock	Total
Beginning balance at Dec. 31, 2019										$ (863,828)		$ (863,828)
Increase (Decrease) in Stockholders' Equity
Net income (loss)										(7,826,008)		(7,826,008)
Stock-based compensation									$ 2,262,093			2,262,093
Ending balance at Dec. 31, 2020	$ 270		$ 270			$ 578			4,079,891	(8,709,278)		(4,628,539)
Ending balance (in shares) at Dec. 31, 2020	2,696,439		2,696,439			5,775,898
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with conversion of notes payable						$ 113			3,412,669			3,412,782
Issuance of common stock in connection with conversion of notes payable (in shares)						1,137,594
Net income (loss)										(16,462,227)		(16,462,227)
Stock-based compensation									1,110,874			1,110,874
Ending balance at Sep. 30, 2021	$ 270					$ 691			8,603,434	(25,171,505)		(16,567,110)
Ending balance (in shares) at Sep. 30, 2021	2,696,439					6,913,492
Beginning balance at Dec. 31, 2020	$ 270		$ 270			$ 578			4,079,891	(8,709,278)		(4,628,539)
Beginning balance (in shares) at Dec. 31, 2020	2,696,439		2,696,439			5,775,898
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with conversion of notes payable						$ 113			3,412,669			$ 3,412,782
Issuance of common stock in connection with conversion of notes payable (in shares)						1,137,594						1,137,594
Net income (loss)										(10,228,971)		$ (10,228,971)
Stock-based compensation									1,335,865			1,335,865
Ending balance at Dec. 31, 2021	$ 270		$ 270			$ 691			8,828,425	(18,938,249)		(10,108,863)
Ending balance (in shares) at Dec. 31, 2021	2,696,439		2,696,439			6,913,492
Beginning balance at Jun. 30, 2021	$ 270					$ 691			8,331,310	(22,060,863)		(13,728,592)
Beginning balance (in shares) at Jun. 30, 2021	2,696,439					6,913,492
Increase (Decrease) in Stockholders' Equity
Net income (loss)										(3,110,642)		(3,110,642)
Stock-based compensation									272,124			272,124
Ending balance at Sep. 30, 2021	$ 270					$ 691			8,603,434	(25,171,505)		(16,567,110)
Ending balance (in shares) at Sep. 30, 2021	2,696,439					6,913,492
Beginning balance at Dec. 31, 2021	$ 270		$ 270			$ 691			8,828,425	(18,938,249)		(10,108,863)
Beginning balance (in shares) at Dec. 31, 2021	2,696,439		2,696,439			6,913,492
Increase (Decrease) in Stockholders' Equity
Issuance of Series X preferred stock, net of fees		$ 1							299,999			300,000
Issuance of Series X preferred stock, net of fees (in shares)		3,200
Conversion of SAFE liability to Series X preferred stock		$ 20							9,999,980			10,000,000
Conversion of SAFE liability to Series X preferred stock (in shares)		100,000									100,000
Issuance of common stock and warrants, net of fees						$ 154			6,022,859			6,023,013
Issuance of common stock and warrants, net of fees (in shares)						1,545,454
Issuance of common stock in connection with conversion of notes payable						$ 24			1,159,476			1,159,500
Issuance of common stock in connection with conversion of notes payable (in shares)						238,094
Issuance of Series X preferred stock in connection with conversion of notes payable									296,819			296,819
Issuance of Series X preferred stock in connection with conversion of notes payable (in shares)		2,555
Conversion of preferred stock to common stock	$ (270)	$ (6)		$ 156	$ 118		$ 114	$ (112)
Conversion of preferred stock to common stock (in shares)	(2,696,439)	(61,689)		1,557,435	1,175,000
Warrants exchanged for shares of common stock and Series X preferred stock						$ 35			2,009,172			2,009,207
Warrants exchanged for shares of common stock and Series X preferred stock (in shares)		1,250				350,000
Reclassification of warrants to equity									912,580			912,580
Net income (loss)										(9,581,119)		(9,581,119)
Stock-based compensation									1,377,165			1,377,165
Ending balance at Sep. 30, 2022		$ 15				$ 1,178			30,906,477	(28,519,368)		2,388,302
Ending balance (in shares) at Sep. 30, 2022		45,316				11,779,475
Beginning balance at Jun. 30, 2022	$ 270					$ 691			9,158,437	(17,055,755)		(7,896,357)
Beginning balance (in shares) at Jun. 30, 2022	2,696,439					6,913,492
Increase (Decrease) in Stockholders' Equity
Issuance of Series X preferred stock, net of fees		$ 1							299,999			300,000
Issuance of Series X preferred stock, net of fees (in shares)		3,200
Conversion of SAFE liability to Series X preferred stock		$ 20							9,999,980			10,000,000
Conversion of SAFE liability to Series X preferred stock (in shares)		100,000
Issuance of common stock and warrants, net of fees						$ 154			6,022,859			6,023,013
Issuance of common stock and warrants, net of fees (in shares)						1,545,454
Issuance of common stock in connection with conversion of notes payable						$ 24			1,159,476			1,159,500
Issuance of common stock in connection with conversion of notes payable (in shares)						238,094
Issuance of Series X preferred stock in connection with conversion of notes payable									296,819			296,819
Issuance of Series X preferred stock in connection with conversion of notes payable (in shares)		2,555
Conversion of preferred stock to common stock	$ (270)	$ (6)		$ 156	$ 118		$ 114	$ (112)
Conversion of preferred stock to common stock (in shares)	(2,696,439)	(61,689)		1,557,435	1,175,000
Warrants exchanged for shares of common stock and Series X preferred stock						$ 35			2,009,172			2,009,207
Warrants exchanged for shares of common stock and Series X preferred stock (in shares)		1,250				350,000
Reclassification of warrants to equity									912,580			912,580
Net income (loss)										(11,463,613)		(11,463,613)
Stock-based compensation									1,047,153			1,047,153
Ending balance at Sep. 30, 2022		$ 15				$ 1,178			$ 30,906,477	$ (28,519,368)		$ 2,388,302
Ending balance (in shares) at Sep. 30, 2022		45,316				11,779,475